UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]:        Amendment Number _______

This Amendment (Check only one):     [  ] is a restatement

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TD Securities (USA) LLC
Address:    31 West 52nd Street
            New York, New York 10019

Form 13F File Number: 28-11451

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Stroud
Title: Vice President & Director
Phone: 212-827-7508

Signature, Place, and Date of Signing:

     /S/ Peter Stroud                 New York,             July 15, 2009
      [Signature]                        [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 23

      Form 13F Information Table Value Total: $ 143,654

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.      Form 13F File Number      Name

                                   13F filing

FORM 13F-HR
NAME OF REPORTING MANAGER: TD SECURITIES (USA) LLC

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                                                                                                                     Item 8:
                                                                             Item 6:                Item 7:     Voting Authority
                                                                             Investment Discretion Managers         (Shares)
                                                                             -------------------------------------------------------
                                                                                  (b)
                                                                                  Shared-
                                                  Item 4:      Item 5:            As
                              Item 2:   Item 3:   Fair Market  Shares or          Defined  (c)
Item 1:                       Title of  CUSIP     Value        Principal     (a)  in       Shared- See        (a)      (b)      (c)
Name of Issuer                Class     Number    (x$1000)     Amount        Sole Instr. V other   Instr. V   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
* ANNALY CAP MGMT INC COM     COM       035710409         654     43,200 sh  sole                               43,200
* ANWORTH MORTGAGE ASSET
CP COM                        COM       037347101         354     49,100 sh  sole                               49,100
AMGEN INC NOTE 0.125% 2/0     NOTE      031162AN0       2,835  3,000,000 sh  sole                            3,000,000
BOSTON PPTYS LTD PARTNERSHIP
NOTE 2.875% 2/1               NOTE      10112RAK0       9,135 10,500,000 prn sole                           10,500,000
BOSTON PPTYS LTD PARTNERSHIP
NOTE 3.750% 5/1               NOTE      10112RAG9       1,672  1,886,000 prn sole                            1,886,000
BRANDYWINE OPER PARTNERSHIP
NOTE 3.875%10/1               NOTE      105340AH6       7,480  8,500,000 prn sole                            8,500,000
BRE PROPERTIES INC NOTE
4.125% 8/1                    NOTE      05564EBH8       6,438  7,194,000 prn sole                            7,194,000
EQUINIX INC NOTE 2.500% 4/1   NOTE      29444UAF3       2,225  2,500,000 prn sole                            2,500,000
ERP OPER LTD PARTNERSHIP NOTE
3.850% 8/1                    NOTE      26884AAV5       6,046  6,500,000 prn sole                            6,500,000
GLOBAL INDS LTD DBCV
2.750% 8/0                    NOTE      379336AE0       1,221  2,775,000 prn sole                            2,775,000
HEALTH CARE REIT INC NOTE
4.750% 7/1                    NOTE      42217KAQ9       9,721 10,500,000 prn sole                           10,500,000
ISTAR FINL INC FRNT 10/0      NOTE      45031UBF7       5,658 15,500,000 prn sole                           15,500,000
NATIONAL CITY CORP NOTE
4.000% 2/0                    NOTE      635405AW3       4,875  5,000,000 prn sole                            5,000,000
OMNICARE INC DBCV
3.250% 12/1                   NOTE      681904AL2       4,794  7,000,000 prn sole                            7,000,000
PARKER DRILLING CO NOTE
2.125% 7/1                    NOTE      701081AR2       7,475 10,000,000 prn sole                           10,000,000
PIONEER NAT RES CO NOTE
2.875% 1/1                    NOTE      723787AH0       4,300  5,000,000 prn sole                            5,000,000
PROLOGIS NOTE 1.875% 11/1     NOTE      743410AR3      18,125 25,000,000 prn sole                           25,000,000
SANDISK CORP NOTE 1.000% 5/1  NOTE      80004CAC5       2,813  4,500,000 prn sole                            4,500,000
SINCLAIR BROADCAST GROUP INC
NOTE 3.000% 5/1               NOTE      829226AW9         800  1,000,000 prn sole                            1,000,000
SINCLAIR BROADCAST GROUP INC
NOTE 4.875% 7/1               NOTE      829226AU3       8,194 12,050,000 prn sole                           12,050,000
TRANSOCEAN SEDCO FOREX INC
NOTE 1.500% 12/1              NOTE      893830AV1      11,434 12,500,000 prn sole                           12,500,000
VORNADO RLTY L P DEB
3.875% 4/1                    NOTE      929043AC1      18,205 19,840,000 prn sole                           19,840,000
WASHINGTON REAL ESTATE INVT
NOTE 3.875% 9/1               NOTE      939653AK7       9,200 10,000,000 prn sole                           10,000,000

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